Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
International Alternative Fund - 11.5%
Transamerica Unconstrained Bond (A)	14,227,856	$ 132,745,916

International Equity Funds - 13.3%
Transamerica Emerging Markets Opportunities (A)	6,323,228	56,592,894
Transamerica International Equity (A)	2,045,393	40,335,149
Transamerica International Focus (A)	4,571,593	40,001,441
Transamerica International Small Cap Value (A)	1,224,903	16,879,159

		153,808,643

U.S. Alternative Fund - 5.6%
Transamerica BlackRock Global Real Estate Securities VP (A)	5,189,911	65,237,186

U.S. Equity Funds - 27.7%
Transamerica Janus Mid-Cap Growth VP (A)	99,995	4,139,774
Transamerica JPMorgan Enhanced Index VP (A)	1,388,961	36,724,141
Transamerica JPMorgan Mid Cap Value VP (A)	715,803	14,001,108
Transamerica Large Cap Value (A)	8,927,528	125,163,943
Transamerica Mid Cap Growth (A)	1,413,743	12,426,803
Transamerica Mid Cap Value Opportunities (A)	558,704	6,771,496
Transamerica Morgan Stanley Capital Growth VP (A)	2,072,675	44,334,518
Transamerica Small Cap Value (A)	3,337,613	24,397,949
Transamerica T. Rowe Price Small Cap VP (A)	12,147	204,073
Transamerica WMC US Growth VP (A)	1,249,579	51,182,771

		319,346,576

U.S. Fixed Income Funds - 31.9%
Transamerica Core Bond (A)	16,079,249	149,858,599
Transamerica Floating Rate (A)	2,819,695	26,392,349
Transamerica High Yield Bond (A)	4,809,667	42,084,606
Transamerica Intermediate Bond (A)	15,732,072	150,083,966

		368,419,520

U.S. Mixed Allocation Fund - 6.8%
Transamerica PIMCO Total Return VP (A)	7,490,906	77,980,333

Total Investment Companies (Cost $1,148,502,794)		1,117,538,174

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury - 2.0%
U.S. Treasury Note 0.13%, 01/31/2023 (B)	$ 23,248,700	22,976,254

Total U.S. Government Obligation (Cost $23,106,143)		22,976,254

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $9,434,048 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $9,622,784.	9,434,048	9,434,048

Total Repurchase Agreement (Cost $9,434,048)		9,434,048

Total Investments (Cost $1,181,042,985)		1,149,948,476
Net Other Assets (Liabilities) - 0.4%		4,212,685

Net Assets - 100.0%		$ 1,154,161,161

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	477	06/30/2022	$55,364,814	$54,705,938	$—	$(658,876)
10-Year U.S. Treasury Note	492	06/21/2022	61,151,315	60,454,500	—	(696,815)
30-Year U.S. Treasury Bond	248	06/21/2022	37,838,221	37,215,500	—	(622,721)
CAD Currency	121	06/14/2022	9,436,966	9,690,890	253,924	—
S&P/TSX 60 Index	114	06/16/2022	23,313,009	24,021,021	708,012	—
U.S. Treasury Ultra Bond	255	06/21/2022	47,002,905	45,166,875	—	(1,836,030)

Total					$961,936	$(3,814,442)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(796)	06/17/2022	$(31,662,020)	$(33,400,160)	$—	$(1,738,140)
E-Mini Russell 2000® Index	(599)	06/17/2022	(60,150,447)	(61,888,680)	—	(1,738,233)
EUR Currency	(33)	06/13/2022	(4,531,044)	(4,578,338)	—	(47,294)
German Euro BOBL	(1,652)	06/08/2022	(236,650,056)	(235,494,820)	1,155,236	—
German Euro Bund	(371)	06/08/2022	(65,083,953)	(65,117,025)	—	(33,072)
German Euro BUXL	(142)	06/08/2022	(30,869,406)	(29,249,686)	1,619,720	—
MSCI EAFE Index	(531)	06/17/2022	(53,768,474)	(56,933,820)	—	(3,165,346)
MSCI Emerging Markets Index	(1,304)	06/17/2022	(67,192,994)	(73,382,600)	—	(6,189,606)
S&P 500® E-Mini Index	(3)	06/17/2022	(624,541)	(679,612)	—	(55,071)

Total					$2,774,956	$(12,966,762)

Total Futures Contracts					$3,736,892	$(16,781,204)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,117,538,174	$—	$—	$1,117,538,174
U.S. Government Obligation	—	22,976,254	—	22,976,254
Repurchase Agreement	—	9,434,048	—	9,434,048

Total Investments	$1,117,538,174	$32,410,302	$—	$1,149,948,476

Other Financial Instruments
Futures Contracts (E)	$3,736,892	$—	$—	$3,736,892

Total Other Financial Instruments	$3,736,892	$—	$—	$3,736,892

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(16,781,204)	$—	$—	$(16,781,204)

Total Other Financial Instruments	$(16,781,204)	$—	$—	$(16,781,204)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$73,149,068	$—	$(4,644,926)	$(25,648)	$(3,241,308)	$65,237,186	5,189,911	$—	$—
Transamerica Core Bond	130,981,533	27,902,760	—	—	(9,025,694)	149,858,599	16,079,249	725,560	—
Transamerica Emerging Markets Opportunities	64,307,233	—	—	—	(7,714,339)	56,592,894	6,323,228	—	—
Transamerica Floating Rate	26,549,077	207,826	—	—	(364,554)	26,392,349	2,819,695	207,826	—
Transamerica High Yield Bond	43,967,425	500,414	—	—	(2,383,233)	42,084,606	4,809,667	500,414	—
Transamerica Intermediate Bond	147,062,390	12,450,409	—	—	(9,428,833)	150,083,966	15,732,072	845,802	—
Transamerica International Equity	46,923,120	—	(3,462,060)	511,859	(3,637,770)	40,335,149	2,045,393	—	—
Transamerica International Focus	46,917,788	—	(2,308,041)	684,453	(5,292,759)	40,001,441	4,571,593	—	—
Transamerica International Small Cap Value	19,071,735	—	—	—	(2,192,576)	16,879,159	1,224,903	—	—
Transamerica Janus Mid-Cap Growth VP	34,391,714	—	(27,782,700)	(1,733,243)	(735,997)	4,139,774	99,995	—	—
Transamerica JPMorgan Enhanced Index VP	38,432,563	—	—	—	(1,708,422)	36,724,141	1,388,961	—	—
Transamerica JPMorgan Mid Cap Value VP	14,129,953	—	—	—	(128,845)	14,001,108	715,803	—	—
Transamerica Large Cap Value	125,868,020	368,525	—	—	(1,072,602)	125,163,943	8,927,528	368,525	—
Transamerica Mid Cap Growth	14,278,806	—	—	—	(1,852,003)	12,426,803	1,413,743	—	—
Transamerica Mid Cap Value Opportunities	6,642,994	—	—	—	128,502	6,771,496	558,704	—	—
Transamerica Morgan Stanley Capital Growth VP	60,584,290	—	—	—	(16,249,772)	44,334,518	2,072,675	—	—
Transamerica PIMCO Total Return VP	119,788,644	—	(35,536,396)	(2,781,661)	(3,490,254)	77,980,333	7,490,906	—	—
Transamerica Short-Term Bond	4,269,770	—	(4,252,860)	52,847	(69,757)	—	—	3,232	—
Transamerica Small Cap Value	28,126,187	—	(3,233,670)	(1,119,692)	625,124	24,397,949	3,337,613	—	—
Transamerica T. Rowe Price Small Cap VP	230,918	—	—	—	(26,845)	204,073	12,147	—	—
Transamerica Unconstrained Bond	136,173,712	960,349	—	—	(4,388,145)	132,745,916	14,227,856	960,349	—
Transamerica WMC US Growth VP	56,805,879	—	—	—	(5,623,108)	51,182,771	1,249,579	—	—

Total	$1,238,652,819	$42,390,283	$(81,220,653)	$(4,411,085)	$(77,873,190)	$1,117,538,174	100,291,221	$3,611,708	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $22,944,629.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4